Net interest income (Tables)	6 Months Ended
Jun. 30, 2026
Net Interest Income [Abstract]
Summary of net interest income

Net interest income
in EUR million	30 June 2026	30 June 2025		30 June 2026	30 June 2025
Interest income on loans[1]	15,697	15,730	Interest expense on deposits[2]	6,001	6,807
Interest income on debt securities at amortised cost	826	656	Interest expense on debt securities in issue	2,579	2,562
Interest income on financial assets at fair value through OCI	1,051	803	Interest expense on subordinated loans	469	394
Interest income on non-trading derivatives (hedge accounting)	2,502	4,889	Interest expense on non-trading derivatives (hedge accounting)	3,161	5,528
Total interest income using effective interest rate method	20,075	22,079	Total interest expense using effective interest rate method	12,210	15,291

Interest income on financial assets at fair value through profit or loss	2,451	2,652	Interest expense on financial liabilities at fair value through profit or loss	1,999	2,166
Interest income on non-trading derivatives (no hedge accounting)	2,576	1,078	Interest expense on non-trading derivatives (no hedge accounting)	2,540	1,029
Interest income other	40	34	Interest expense on lease liabilities	15	14
Total other interest income	5,067	3,763	Interest expense other	47	52
			Total other interest expense	4,601	3,261

Total interest income	25,141	25,842	Total interest expense	16,811	18,552

			Net interest income	8,331	7,290
[1] Includes interest income on loans to customers and banks, cash balances as well as negative interest on liabilities. Negative interest on liabilities amounted to EUR 19 million (30 June 2025: EUR 4 million).
[2] Includes interest paid on deposits from customers and banks, and negative interest on assets. Negative interest on assets amounted to EUR 11 million (30 June 2025: EUR 4 million).